Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Total net revenue	$ 1,348,478	$ 330,104	$ 4,877,809	$ 1,581,796	$ 3,677,896	$ 2,648,322
Professional services (over time)
Disaggregation of Revenue
Total net revenue	566,413	280,104	3,970,744	1,431,796	3,477,896	2,498,322
License fees (over time)
Disaggregation of Revenue
Total net revenue	$ 62,500	$ 50,000	$ 187,500	$ 150,000	$ 200,000	$ 150,000